TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	March 31, 2025	December 31, 2024
Trade accounts payable	$439,814	$609,869
Accrued liabilities	2,044,535	1,789,318
	$2,484,349	$2,399,187